RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Accrued interest receivable	$ 59	$ 590	$ 707
Royalty on Sales, Percentage	1.00%	1.00%
Related Party Transaction, Rate	1.00%	1.00%
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 18,547	$ 18,897	18,731
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	1,957	208,567	0
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	1,643	135,039	0
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 920	116,624	0
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 600	97,500
Interactive Motion Technologies, Inc. [Member] | Director [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		5,190,376
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		360,231
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 587,019	$ 4,135